Long-term bank loans (Details Narrative) $ in Thousands	1 Months Ended				2 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended				10 Months Ended			11 Months Ended	12 Months Ended
	Jan. 25, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 30, 2019 USD ($)	Mar. 01, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 28, 2021 USD ($)	Jul. 06, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 23, 2021 USD ($)	Aug. 31, 2019 USD ($)	Sep. 29, 2021 USD ($)	Sep. 30, 2019 USD ($)	Sep. 28, 2018 USD ($)	Sep. 26, 2018 USD ($)	Nov. 02, 2021 USD ($)	Oct. 29, 2021 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)	Sep. 30, 2021 USD ($)
Line of Credit Facility [Line Items]
Repayments of Debt																								$ 593,183	$ 708,910	$ 623,892
Cash and Cash Equivalents, at Carrying Value																								450,285	183,211	$ 117,819
Restricted Cash and Cash Equivalents, Current																								$ 20,965	$ 7,299
Debt Instrument, Covenant Compliance																								As of December 31, 2021, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6.
Long-term Debt, Weighted Average Interest Rate, at Point in Time																								2.94%	3.63%	5.28%
Debt Instrument, Unused Borrowing Capacity, Fee																								$ 93	$ 65	$ 806
Gain amount from valuation instrument																								307
Gain on hedging instrument																								436
Not Legally Restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value																								64,000	58,000
Legally restricted [Member]
Line of Credit Facility [Line Items]
Restricted Cash and Cash Equivalents, Current																								$ 22,986	12,320
8.30% 2022 Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								8.30%
Debt Instrument, Face Amount																								$ 50,000
Debt Instrument, Frequency of Periodic Payment																								quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018
Debt Instrument, Maturity Date																								Nov. 15, 2022
Debt Instrument, Redemption Price, Percentage																								100.00%
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross																								$ 1,100,108
Write off of Deferred Debt Issuance Cost																								3,612	3,701	1,229
Expenses on debt prepayments																								$ 388	1,223	2,297
SEB $39,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jan. 22, 2021
Maximum borrowing capacity																								$ 39,000
Amount drawn down	$ 39,000
Line of Credit Facility, Description																								used to finance the cash consideration for the E.R. Acquisition Vessels
Delivery Date																								January 26, 2021
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 1,950
Expiration date																								January 2026
Line of Credit Facility, Collateral																								first priority mortgage on the E.R. Acquisition Vessels
NBG $125,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jun. 24, 2021
Maximum borrowing capacity																								$ 125,000
Amount drawn down											$ 125,000
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 3,750
Expiration date																								June 2026
Line of Credit Facility, Collateral																								first priority mortgages on vessels Big Bang, Strange Attractor, Big Fish, Pantagruel , Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth
Balloon installment																								$ 50,000
DNB $310,000 Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																								$ 98,505	41,982
ING $210,600 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Aug. 19, 2021
Maximum borrowing capacity																								$ 40,000
Amount drawn down														$ 40,000
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 294
Line of Credit Facility, Collateral																								ING $210,600 Facility, is secured also by a first priority mortgage on the additional vessels Star Elizabeth and Star Pavlina.
Balloon installment																								$ 14,118
Number of Loan Tranches																								2
DNB $107,500 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Sep. 28, 2021
Maximum borrowing capacity																								$ 107,500
Amount drawn down																$ 107,500
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 3,707
Expiration date																								September 2026
Line of Credit Facility, Collateral																								The DNB $107,500 Facility is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra, Star Glory Star Monica, Star Borealis and Star Polaris.
Balloon installment																								$ 33,362
Credit Agricole $43,000 Facility,Piraeus Bank $50,350 and Bank of Tokyo Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																								$ 85,798
ABN AMRO $97,150 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Oct. 27, 2021
Maximum borrowing capacity																								$ 97,150
Amount drawn down																					$ 97,150
Line of Credit Facility, Collateral																								The ABN AMRO $97,150 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.
Number of Loan Tranches																								2
ABN AMRO $97,150 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 68,950
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 2,250
Expiration date																								October 2026
Balloon installment																								$ 23,950
ABN AMRO $97,150 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 28,200
Repayment installment																								12
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 2,350
Expiration date																								October 2024
Citibank $130,000 Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																								$ 89,850
Credit Agricole $62,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Oct. 29, 2021
Maximum borrowing capacity																								$ 62,000
Amount drawn down																				$ 62,000
Repayment installment																								20
Frequency of payments																								quarterly
Expiration date																								November 2026
Line of Credit Facility, Collateral																								The Credit Agricole $62,000 Facility is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.
Balloon installment																								$ 8,800
Credit Agricole $62,000 Facility [Member] | First three installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																								3,000
Credit Agricole $62,000 Facility [Member] | Following seventeen installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																								2,600
Alpha Bank $35,000 Facility and BNP Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt																								$ 49,391
Attradius Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount																												$ 1,999
HSBC Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Feb. 06, 2020
Maximum borrowing capacity																								$ 30,000
Amount drawn down																								$ 30,000
Line of Credit Facility, Description																								in order to finance working capital requirements
Line of Credit Facility, Collateral																								The agreement is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility.
Long-term Debt, Gross																								$ 0	$ 0
DSF $55,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Mar. 26, 2020
Maximum borrowing capacity																								$ 55,000
Line of Credit Facility, Description																								used to refinance the outstanding amounts under the lease agreements of the vessels Star Eleni and Star Leo
Line of Credit Facility, Collateral																								The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels.
Number of Loan Tranches																								2
Debt Instrument, Description of Variable Rate Basis																								US LIBOR
DSF $55,000 Facility [Member] | Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								0.581%
Derivative, Term of Contract																								3 years
Derivative, Description of Terms																								July 1, 2020
DSF $55,000 Facility [Member] | Tranche A and B [Member]
Line of Credit Facility [Line Items]
Amount drawn down							$ 27,500
Repayment installment																								10
Frequency of payments																								semi-annual
Line of Credit Facility, Periodic Payment																								$ 1,058
Expiration date																								April 2025
Balloon installment																								$ 16,923
ING $170,600 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jul. 01, 2020
Amount drawn down												$ 70,000
Line of Credit Facility, Description																								and used to refinance all outstanding amounts under the lease agreements with CMBL of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona
Repayment installment																								24
Frequency of payments																								quarterly
Line of Credit Facility, Collateral																								The ING $170,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona.
Number of Loan Tranches																								6
Line of Credit Facility, Increase (Decrease), Net																								$ 70,000
ING $170,600 Facility [Member] | First Two Tranches [Member]
Line of Credit Facility [Line Items]
Amount drawn down																						$ 22,500
Line of Credit Facility, Description																								was used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan
Repayment installment																								28
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 469
Balloon installment																								$ 9,375
ING $170,600 Facility [Member] | Additional Two Tranches [Member]
Line of Credit Facility [Line Items]
Amount drawn down													$ 1,400
Line of Credit Facility, Description																								used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan
Repayment installment																								16
Line of Credit Facility, Periodic Payment																								$ 88
ING $170,600 Facility [Member] | Final Two Tranches [Member]
Line of Credit Facility [Line Items]
Amount drawn down																										1,400
Line of Credit Facility, Description																								used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia
Repayment installment																								16
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 88
ING $170,600 Facility [Member] | Tranche E [Member]
Line of Credit Facility [Line Items]
Amount drawn down								$ 32,100
Repayment installment																								28
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 535
Balloon installment																								$ 17,120
ING $170,600 Facility [Member] | Tranche F [Member]
Line of Credit Facility [Line Items]
Amount drawn down									$ 17,400
Repayment installment																								28
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 311
Balloon installment																								$ 8,700
ING $170,600 Facility [Member] | Tranche E and F [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Description																								used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia
NTT Facility $17,600 [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jul. 10, 2020
Maximum borrowing capacity																								$ 17,600
Line of Credit Facility, Description																								and used to refinance the outstanding amount under the lease agreement with CMBL of the vessel Star Calypso
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 476
Line of Credit Facility, Collateral																								The NTT $17,600 Facility is secured by first priority mortgage on the aforementioned vessel.
Balloon installment																								$ 8,086
CEXIM [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Dec. 01, 2020
Maximum borrowing capacity																								$ 57,564
Line of Credit Facility, Collateral																								The facility matures in December 2028 and is secured by first priority mortgages on the four aforementioned vessels.
Number of Loan Tranches																								4
CEXIM [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 13,209
Repayment installment																								32
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 330
Balloon installment																								2,642
CEXIM [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 26,175
Repayment installment																								32
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 654
Balloon installment																								5,235
CEXIM [Member] | Remaining Two Tranches [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 9,090
Repayment installment																								32
Frequency of payments																								quarterly
SEB Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jan. 28, 2019
Maximum borrowing capacity																								$ 71,420
Expiration date																								January 2025
Line of Credit Facility, Collateral																								The SEB Facility is secured by a first priority mortgage on the two vessels.
Number of Loan Tranches																								4
SEB Facility [Member] | Tranche A and B [Member]
Line of Credit Facility [Line Items]
Amount drawn down				$ 32,825
Line of Credit Facility, Description																								used together with cash on hand to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Laetitia and Star Sienna
Repayment installment																								24
Frequency of payments																								quarterly
Balloon installment																								$ 18,723
SEB Facility [Member] | Tranche A and B [Member] | First 10 Quarters [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																								677
SEB Facility [Member] | Tranche A and B [Member] | Remaining 14 Quarters [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment																								$ 524
SEB Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Amount drawn down																	$ 1,260
Repayment installment																	12
Frequency of payments																	quarterly
SEB Facility [Member] | Tranche D [Member]
Line of Credit Facility [Line Items]
Amount drawn down						$ 1,260
Repayment installment						12
Frequency of payments						quarterly
SEB Facility [Member] | Remaining two tranches [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Description																								were used to finance the acquisition and installation of scrubber equipment for the respective vessels.
E SUN Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jan. 31, 2019
Maximum borrowing capacity																								$ 37,100
Amount drawn down					$ 37,100
Line of Credit Facility, Description																								was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne.
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 618
Expiration date																								March 2024
Line of Credit Facility, Collateral																								The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne
Balloon installment																								$ 24,733
Atradius Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Feb. 28, 2019
Maximum borrowing capacity																								$ 36,645
Line of Credit Facility, Description																								was used to finance the acquisition and installation of scrubber equipment for 42 vessels
Repayment installment																								6
Frequency of payments																								semi-annual
Line of Credit Facility, Periodic Payment																								$ 3,331
Expiration date																								June 2024
Line of Credit Facility, Collateral																								The facility is secured by a second-priority mortgage on 20 vessels of the Company’s fleet.
Number of vessels financed by debt instrument																								42
Atradius Facility [Member] | Three Tranches [Member]
Line of Credit Facility [Line Items]
Amount drawn down																										33,311
Atradius Facility [Member] | Last Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down		$ 3,331
Citibank $62,600 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								May 08, 2019
Amount drawn down										$ 62,563
Line of Credit Facility, Description																								was used, together with cash on hand, to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Virgo and Star Marisa
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 1,298
Expiration date																								May 2024
Line of Credit Facility, Collateral																								The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.
Balloon installment																								$ 36,611
CTBC Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								May 24, 2019
Maximum borrowing capacity																								$ 35,000
Amount drawn down										$ 35,000
Line of Credit Facility, Description																								was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 730
Expiration date																								May 2024
Line of Credit Facility, Collateral																								The CTBC Facility is secured by first priority mortgage on the aforementioned vessel
Balloon installment																								$ 20,400
NTT Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Jul. 31, 2019
Maximum borrowing capacity																								$ 17,500
Amount drawn down															$ 17,500
Line of Credit Facility, Description																								was used to refinance the outstanding amount of $11,161 of the vessel Star Aquarius under the then existing loan agreemen
Repayment installment																								27
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 313
Expiration date																								August 2026
Line of Credit Facility, Collateral																								The NTT Facility is secured by first priority mortgage on the vessel Star Aquarius
Balloon installment																								$ 9,063
NIBC $32,000 Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt															$ 11,161
CEXIM $106,470 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Sep. 23, 2019
Maximum borrowing capacity																								$ 106,470
Line of Credit Facility, Description																								was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
Line of Credit Facility, Collateral																								The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.
Number of Loan Tranches																								3
CEXIM $106,470 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							$ 35,490
Repayment installment																								40
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 739
Balloon installment																								5,915
CEXIM $106,470 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							35,490
Repayment installment																								40
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 739
Balloon installment																								5,915
CEXIM $106,470 Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity																								$ 35,490
Amount drawn down																							$ 35,490
Repayment installment																								40
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 739
Balloon installment																								$ 5,915
HSBC $80,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Sep. 26, 2018
Maximum borrowing capacity																								$ 80,000
Amount drawn down																		$ 80,000
Line of Credit Facility, Description																								to refinance the aggregate outstanding amount of $74,647 under two of the then existing loan agreements
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 2,140
Expiration date																								August 2023
Line of Credit Facility, Collateral																								As of December 31, 2021, the facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron, and Star Zeta.
Balloon installment																								$ 29,095
Debt instrument, prepayment amount																										$ 7,505
HSH Nordbank $64,500 Facility and HSBC $86,600 Facility
Line of Credit Facility [Line Items]
Repayments of Debt																			$ 74,647
ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date																								Dec. 17, 2018
Maximum borrowing capacity																								$ 115,000
Line of Credit Facility, Collateral																								The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni
Number of Loan Tranches																								4
ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Amount drawn down																											$ 69,525
Line of Credit Facility, Description																								first tranche was used to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 1,705
Expiration date																								December 2023
Balloon installment																								$ 35,428
ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Amount drawn down																											$ 7,900
Line of Credit Facility, Description																								second was used to partially finance the acquisition cost of Star Bright
Repayment installment																								20
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 282
Expiration date																								December 2023
Balloon installment																								$ 2,260
ABN $115,000 Facility [Member] | Remaining Two Tranches [Member]
Line of Credit Facility [Line Items]
Amount drawn down			$ 17,875
Line of Credit Facility, Description																								used to partially finance the acquisition cost of Star Marianne and Star Janni
Repayment installment																								19
Frequency of payments																								quarterly
Line of Credit Facility, Periodic Payment																								$ 672
Expiration date																								December 2023
Balloon installment																								$ 5,114